Fees Summary	Oct. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 24,411,525.38
Previously Paid Amount	0.00
Total Fee Amount	2,123.80
Total Offset Amount	0.00
Net Fee	$ 2,123.80
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A